COMMITMENTS AND CONTRACTUAL OBLIGATIONS - Disclosure of contingent liabilities (Details)	Dec. 31, 2020 CAD ($)
Disclosure of contingent liabilities [line items]
Contractual obligations	$ 2,370,639
Commitments and Contractual Obligations	2,370,639
Less than one year commitment [Member]
Disclosure of contingent liabilities [line items]
Contractual obligations	1,522,586
Commitments and Contractual Obligations	1,522,586
1 - 3 years commitment [Member]
Disclosure of contingent liabilities [line items]
Contractual obligations	551,347
Commitments and Contractual Obligations	551,347
3 - 5 years commitment [Member]
Disclosure of contingent liabilities [line items]
Contractual obligations	296,706
Commitments and Contractual Obligations	296,706
Over 5 years commitment [Member]
Disclosure of contingent liabilities [line items]
Contractual obligations	0
Commitments and Contractual Obligations	$ 0